Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001965143
Document Type	F-1
Entity Registrant Name	Nvni Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 10008, Willow House
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
City Area Code	(+55 11)
Local Phone Number	5642-3370
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global, Inc.
Entity Address, State or Province	NY